RELATED PARTY TRANSACTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Warrants received (in shares)				833,333
Warrants exercise price (in dollars per share)				$ 15.00
Scandic American Shipping Ltd [Member]
Related Party Transaction [Line Items]
Management fee received	$ 100,000	$ 200,000	$ 150,000
Board Member [Member]
Related Party Transaction [Line Items]
Accounts payable	0	0
Costs and expenses, related party	300	100	100
Immediate Family Member of the Chairman [Member]
Related Party Transaction [Line Items]
Accounts payable	0	0
Costs and expenses, related party	100	100	100
Nordic American Offshore Limited [Member]
Related Party Transaction [Line Items]
Costs and expenses, related party	$ 2,200	$ 2,100	2,200
Success fees services			$ 1,500